Expense Example {- Franklin Maryland Tax-Free Income Fund} - Franklin Tax-Free Trust - TF2-21 - Franklin Maryland Tax-Free Income Fund	Mar. 08, 2021 USD ($)
Class A
Expense Example:
1 year	$ 461
3 years	645
5 years	844
10 years	1,419
Class A1
Expense Example:
1 year	447
3 years	600
5 years	766
10 years	1,247
Class C
Expense Example:
1 year	230
3 years	406
5 years	702
10 years	1,545
Class R6
Expense Example:
1 year	59
3 years	190
5 years	333
10 years	748
Advisor Class
Expense Example:
1 year	64
3 years	202
5 years	351
10 years	$ 786